Egypt insurance recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of insurance revenue [abstract]
Egypt insurance recovery	$ 59,065	$ 0
Egypt insurance recovery attributable to Methanex	$ 30,000